Accounts Receivable, Net - Ageing Analysis of Accounts Receivable from Other Telecommunications Operators and Enterprise Customers (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016 [1]
Disclosure of financial assets [line items]
Accounts receivable	¥ 22,096	¥ 21,465
Gross carrying amount [member]
Disclosure of financial assets [line items]
Accounts receivable	25,938	24,867
Allowance for doubtful debts [member]
Disclosure of financial assets [line items]
Accounts receivable	(3,842)	(3,402)
Other telecommunications operators and enterprise customers [member]
Disclosure of financial assets [line items]
Accounts receivable	10,111	9,196
Other telecommunications operators and enterprise customers [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Accounts receivable	11,350	10,171
Other telecommunications operators and enterprise customers [member] | Gross carrying amount [member] | Current, within 1 month [member]
Disclosure of financial assets [line items]
Accounts receivable	4,421	3,671
Other telecommunications operators and enterprise customers [member] | Gross carrying amount [member] | 1 to 3 months [member]
Disclosure of financial assets [line items]
Accounts receivable	1,973	1,895
Other telecommunications operators and enterprise customers [member] | Gross carrying amount [member] | 4 to 12 months [member]
Disclosure of financial assets [line items]
Accounts receivable	2,644	2,360
Other telecommunications operators and enterprise customers [member] | Gross carrying amount [member] | More than 12 months [member]
Disclosure of financial assets [line items]
Accounts receivable	2,312	2,245
Other telecommunications operators and enterprise customers [member] | Allowance for doubtful debts [member]
Disclosure of financial assets [line items]
Accounts receivable	¥ (1,239)	¥ (975)

[1]	restated